UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2013, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended March 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.38%

Australia 0.90%
267,829	Newcrest Mining Limited	$8,301,711	$5,592,019

Austria 1.49%
120,698	OMV AG	4,936,209	5,133,125
344,128	Wienerberger AG	5,226,110	4,097,445
		10,162,319	9,230,570
Belgium 0.67%
34,494	Groupe Bruxelles Lambert SA	2,959,008	2,637,697
16,497	Sofina SA	1,625,340	1,490,956
		4,584,348	4,128,653
Bermuda 1.08%
103,180	Jardine Matheson Holdings Limited	3,050,550	6,717,018

Canada 4.75%
145,710	Potash Corporation of Saskatchewan, Inc.	5,766,737	5,719,118
138,128	Agnico-Eagle Mines Limited	4,802,671	5,662,365
146,600	Canadian Natural Resources Limited	4,154,790	4,697,257
432,584	Penn West Petroleum Limited	7,186,941	4,654,604
140,863	Cenovus Energy, Inc.	3,214,000	4,365,344
79,158	Goldcorp, Inc.	2,559,229	2,662,084
75,229	EnCana Corporation	1,552,890	1,463,956
107,519	Catalyst Paper Corporation (a)(b)	2,181	260,196
		29,239,439	29,484,924
France 10.23%
108,128	Sanofi	8,107,747	10,987,981
187,122	Total SA	9,437,605	8,960,752
273,961	Bouygues SA	10,564,875	7,431,480
75,015	Sodexo	2,043,749	6,991,227
222,461	Carrefour SA	5,902,856	6,090,099
25,284	Robertet SA (a)	2,892,149	4,443,796
364,800	Société Télévision Francaise 1	6,165,469	4,089,644
52,842	Neopost SA (a)	4,579,686	3,165,865
26,147	Wendel SA (a)	508,531	2,767,339
27,856	Laurent-Perrier	2,065,828	2,185,451
26,499	NSC Groupe (c)	2,015,953	2,121,450
37,280	Société Foncière Financière et de Participations (a)	4,333,462	1,529,314
29,618	Legrand SA	921,935	1,291,698
8,655	BioMerieux	671,300	816,279

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.38% — (continued)

France 10.23% — (continued)
9,682	Gaumont SA	$835,117	$456,135
8,840	Sabeton SA (a)	100,102	144,262
		61,146,364	63,472,772
Germany 4.25%
142,342	HeidelbergCement AG	7,346,007	10,229,562
352,458	Deutsche Wohnen AG	3,292,170	6,406,997
97,337	Daimler AG	4,685,509	5,296,334
141,511	Hamburger Hafen und Logistik AG	5,016,211	3,088,504
24,274	Fraport AG	913,552	1,360,636
		21,253,449	26,382,033
Greece 0.60%
519,986	Jumbo SA (a)	3,834,854	3,706,272

Hong Kong 0.54%
189,670	Guoco Group Limited (a)	2,199,025	2,319,917
246,000	Great Eagle Holdings Limited	766,574	1,001,385
		2,965,599	3,321,302
Ireland 0.90%
252,125	CRH PLC	4,349,815	5,559,925

Israel 0.42%
201,457	Israel Chemicals Limited	2,079,265	2,601,945

Italy 0.54%
397,580	Italcementi S.p.A. RSP	3,849,944	1,171,239
68,340	Italcementi S.p.A.	1,275,606	397,217
45,886	Italmobiliare S.p.A. RSP (a)	2,342,059	573,823
25,533	Italmobiliare S.p.A. (a)	2,256,914	476,251
79,000	Recordati S.p.A.	524,615	714,994
		10,249,138	3,333,524
Japan 28.53%
70,660	SMC Corporation	8,344,041	13,655,775
43,210	Keyence Corporation	7,894,994	13,228,957
231,860	Secom Company Limited	10,027,701	11,941,764
76,980	Fanuc Corporation	6,396,270	11,775,722
124,860	Shimano, Inc.	3,048,145	10,193,737
227,400	KDDI Corporation	7,067,123	9,488,094
428,000	MS&AD Insurance Group Holdings	12,165,802	9,477,240
172,680	Astellas Pharma, Inc.	6,658,082	9,288,411
428,700	NKSJ Holdings, Inc.	11,510,327	8,973,215
63,480	Hirose Electric Company Limited	6,526,585	8,347,482
289,760	Mitsubishi Estate Company Limited	4,235,516	8,165,768
153,400	Nissin Foods Holdings Company Limited	5,408,937	7,036,473
350,760	Hoya Corporation	7,530,659	6,584,907
214,330	MISUMI Group, Inc.	3,667,582	5,910,195

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.38% — (continued)

Japan 28.53% — (continued)
88,800	Ono Pharmaceutical Company Limited	$3,336,067	$5,484,512
205,490	Nomura Research Institute Limited	3,935,334	5,303,813
361,980	Kansai Paint Company Limited	2,725,268	4,009,601
131,694	Secom Joshinetsu Company Limited	2,607,153	3,359,898
139,048	Chofu Seisakusho Company Limited	2,330,173	3,164,683
138,180	As One Corporation	2,630,694	3,162,555
162,919	Nitto Kohki Company Limited	3,241,765	3,126,063
371,400	Japan Wool Textile Company Limited	2,780,876	2,874,234
148,700	T. Hasegawa Company Limited	2,196,668	2,200,387
121,710	Nagaileben Company Limited	1,035,783	1,854,049
27,920	Shin-Etsu Chemical Company Limited	1,299,151	1,843,130
1,118	NTT DoCoMo, Inc.	1,687,242	1,659,113
51,930	Daiichikosho Company Limited	711,897	1,410,451
25,394	SK Kaken Company Limited	654,403	1,320,720
81,060	OSG Corporation	506,209	1,114,176
43,800	Seikagaku Corporation	309,117	473,992
9,110	Kobayashi Pharmaceutical Company Limited	418,710	442,571
18,800	Shingakukai Company Limited	106,264	67,750
13,180	Sansei Yusoki Company Limited	77,137	53,802
		133,071,675	176,993,240
Malaysia 0.75%
3,947,290	Genting Malaysia Berhad	3,363,197	4,678,364

Mexico 2.99%
418,205	Grupo Televisa S.A.B., ADR	7,753,651	11,128,435
119,710	Industrias Peñoles S.A.B. de C.V.	661,696	5,623,317
86,919	Fresnillo PLC	341,260	1,790,032
		8,756,607	18,541,784
Netherlands 0.31%
263,553	TNT Express NV	2,778,254	1,931,893

Norway 0.55%
424,764	Orkla ASA	2,981,701	3,398,170

Singapore 2.32%
1,309,830	Haw Par Corporation Limited	3,785,660	8,154,090
4,065,310	ComfortDelGro Corporation Limited	4,719,225	6,261,384
		8,504,885	14,415,474
South Africa 1.04%
553,133	Gold Fields Limited, ADR	5,860,382	4,286,781
235,367	Harmony Gold Mining Company Limited, ADR	2,356,639	1,508,702
115,754	Sibanye Gold Limited, ADR (a)	796,571	654,010
		9,013,592	6,449,493
South Korea 2.51%
92,672	KT&G Corporation	5,113,871	6,288,636

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.38% — (continued)

South Korea 2.51% — (continued)
20,820	Nong Shim Company Limited	$4,057,784	$5,744,868
1,360	Lotte Confectionery Company Limited	605,175	2,153,802
60,950	Fursys, Inc.	1,479,507	1,380,496
		11,256,337	15,567,802
Spain 0.70%
85,811	Red Electrica Corporation SA	4,090,765	4,317,710

Sweden 1.13%
233,754	Investor AB, Class ‘A’	4,657,344	6,625,153
12,577	Investor AB, Class ‘B’	234,678	363,808
		4,892,022	6,988,961
Switzerland 3.84%
151,480	Nestlé SA	4,865,833	10,957,958
129,778	Pargesa Holding SA	7,721,848	8,813,690
427	Lindt & Spruengli AG PC (a)	1,208,579	1,643,658
9,593	Rieter Holding AG (a)	1,167,779	1,627,474
11,283	Autoneum Holding AG (a)	520,295	754,974
		15,484,334	23,797,754
Thailand 1.71%
11,310,192	Thai Beverage PCL	1,840,464	5,563,436
611,105	Bangkok Bank PCL, NVDR	2,002,395	4,632,587
20,000	OHTL PCL (c)	88,922	382,449
		3,931,781	10,578,472
Turkey 0.57%
322,623	Yazicilar Holding AS	2,303,936	3,562,632

United Kingdom 3.06%
246,940	GlaxoSmithKline PLC	4,684,146	5,769,994
185,270	Berkeley Group Holdings PLC	2,201,896	5,742,943
1,347,139	WM Morrison Supermarkets PLC	6,024,897	5,650,964
72,000	Anglo American PLC	2,138,291	1,850,203
		15,049,230	19,014,104
Total International Common Stocks		386,695,167	473,766,810

International Preferred Stock — 0.24%

South Korea 0.24%
1,949	Samsung Electronics Company Limited	250,410	1,520,521

OUNCES

Commodity — 5.29%
20,548	Gold bullion (a)	18,141,049	32,804,880

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds — 0.31%

Canada 0.31%
1,863,261 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (b)(d)	$2,596,592	$1,490,609
395,862 USD	Catalyst Paper Corporation FRN 13.00% due 09/13/16 (b)(c)(e)(f)	341,998	410,707
Total International Corporate Bonds		2,938,590	1,901,316

Commercial Paper — 16.74%

International Commercial Paper — 2.84%

Canada 0.07%
462,000 USD	Suncor Energy, Inc. 0.30% due 04/10/13	461,965	461,965

Germany 0.21%
1,300,000 USD	Siemens Company 0.12% due 04/22/13	1,299,909	1,299,909

Italy 0.76%
1,149,000 USD	Eni S.p.A. 0.41% due 04/05/13	1,148,949	1,148,949
3,557,000 USD	Eni S.p.A. 0.42% due 04/04/13	3,556,878	3,556,878

Japan 0.43%
2,658,000 USD	Honda Corporation 0.14% due 06/07/13	2,657,308	2,657,192

Panama 0.12%
722,000 USD	Carnival Corporation 0.28% due 04/01/13	722,000	722,000

Switzerland 0.55%
1,125,000 USD	Nestlé SA 0.11% due 04/01/13	1,125,000	1,125,000
1,306,000 USD	Nestlé SA 0.14% due 06/25/13	1,305,568	1,305,543
976,000 USD	Nestlé SA 0.15% due 06/03/13	975,744	975,634

United Arab Emirates 0.26%
1,608,000 USD	Xstrata Finance Dubai Limited 0.37% due 04/15/13	1,607,775	1,607,775

United Kingdom 0.44%
976,000 USD	AstraZeneca PLC 0.10% due 04/11/13	975,973	975,973
1,776,000 USD	AstraZeneca PLC 0.14% due 04/22/13	1,775,855	1,775,855

Total International Commercial Paper		17,612,924	17,612,673

U.S. Commercial Paper — 13.90%
$250,000	Abbott Laboratories 0.10% due 04/22/13	249,985	249,985

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.90% — (continued)
$1,408,000	Abbott Laboratories 0.11% due 04/02/13	$1,407,996	$1,407,996
900,000	Abbott Laboratories 0.11% due 04/23/13	899,939	899,939
1,029,000	Abbott Laboratories 0.13% due 05/28/13	1,028,788	1,028,788
1,209,000	Air Products & Chemicals, Inc. 0.11% due 04/30/13	1,208,893	1,208,893
3,968,000	BHP Billiton Finance USA Limited 0.12% due 04/12/13	3,967,854	3,967,854
1,587,000	BHP Billiton Finance USA Limited 0.14% due 05/17/13	1,586,716	1,586,716
683,000	Brown-Forman Corporation 0.18% due 04/05/13	682,986	682,986
2,767,000	Caterpillar Financial Services Company 0.15% due 06/20/13	2,766,078	2,766,007
1,444,000	Chevron Corporation 0.09% due 04/29/13	1,443,899	1,443,899
1,890,000	Chevron Corporation 0.11% due 05/03/13	1,889,815	1,889,815
976,000	Church & Dwight Company, Inc. 0.33% due 05/02/13	975,723	975,723
2,408,000	Coca-Cola Company 0.10% due 04/18/13	2,407,886	2,407,886
250,000	Coca-Cola Company 0.10% due 04/19/13	249,988	249,988
790,000	Coca-Cola Company 0.18% due 04/01/13	790,000	790,000
1,778,000	Danaher Corporation 0.14% due 04/22/13	1,777,855	1,777,855
1,589,000	Deere & Company 0.12% due 05/03/13	1,588,831	1,588,831
1,529,000	Deere & Company 0.13% due 04/05/13	1,528,978	1,528,978
1,778,000	Deere & Company 0.13% due 04/08/13	1,777,955	1,777,955
515,000	Devon Energy Corporation 0.24% due 04/05/13	514,986	514,986
2,309,000	Devon Energy Corporation 0.27% due 05/01/13	2,308,480	2,308,480
250,000	Devon Energy Corporation 0.29% due 04/04/13	249,994	249,994
1,111,000	Devon Energy Corporation 0.29% due 04/08/13	1,110,937	1,110,937
325,000	Devon Energy Corporation 0.33% due 04/03/13	324,994	324,994
958,000	Devon Energy Corporation 0.33% due 04/04/13	957,974	957,974
1,463,000	Exxon Mobil Corporation 0.04% due 04/09/13	1,462,987	1,462,987
1,544,000	Google, Inc. 0.12% due 06/04/13	1,543,671	1,543,526
250,000	Google, Inc. 0.15% due 05/02/13	249,968	249,968
1,406,000	Hasbro, Inc. 0.25% due 04/01/13	1,406,000	1,406,000
1,944,000	Johnson & Johnson 0.06% due 04/02/13	1,943,997	1,943,997
839,000	Kimberly Clark 0.10% due 04/22/13	838,951	838,951
1,206,000	Kimberly Clark 0.10% due 05/13/13	1,205,859	1,205,859
2,632,000	Merck & Company, Inc. 0.08% due 04/05/13	2,631,977	2,631,977
1,690,000	Merck & Company, Inc. 0.08% due 04/08/13	1,689,974	1,689,974
1,111,000	Merck & Company, Inc. 0.08% due 04/15/13	1,110,965	1,110,965
2,721,000	MetLife 0.15% due 05/16/13	2,720,490	2,720,490
2,889,000	PepsiCo, Inc. 0.05% due 04/26/13	2,888,900	2,888,900
5,124,000	Pfizer, Inc. 0.09% due 04/18/13	5,123,782	5,123,782
1,984,000	Philip Morris International, Inc. 0.07% due 06/06/13	1,983,745	1,983,702
1,055,000	Precision Castparts Corporation 0.12% due 04/01/13	1,055,000	1,055,000
567,000	Precision Castparts Corporation 0.15% due 04/15/13	566,967	566,967
2,573,000	Unilever Capital Corporation 0.09% due 04/03/13	2,572,987	2,572,987
3,112,000	United Healthcare Company 0.20% due 04/01/13	3,112,000	3,112,000
4,109,000	United Healthcare Company 0.31% due 06/05/13	4,106,700	4,106,522
866,000	United Parcel Service, Inc. 0.06% due 04/04/13	865,996	865,996
1,286,000	United Parcel Service, Inc. 0.10% due 04/02/13	1,285,996	1,285,996

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.90% — (continued)
$3,968,000	Wal-Mart Stores, Inc. 0.09% due 04/16/13	$3,967,851	$3,967,851
2,927,000	Wal-Mart Stores, Inc. 0.13% due 06/10/13	2,926,260	2,925,973
2,836,000	Wal-Mart Stores, Inc. 0.13% due 06/11/13	2,835,273	2,835,005
464,000	Walt Disney Company 0.13% due 04/15/13	463,977	463,977
945,000	WellPoint, Inc. 0.23% due 06/03/13	944,620	944,462
992,000	WellPoint, Inc. 0.26% due 06/14/13	991,470	991,391
Total U.S. Commercial Paper		86,193,893	86,192,664
Total Commercial Paper		103,806,817	103,805,337
Total Investments — 98.96%		$511,832,033	$613,798,864
Other Assets in Excess of Liabilities — 1.04%			6,475,282
Net Assets — 100.00%			$620,274,146

(a)	Non-income producing security/commodity.
(b)	Represents securities that are subject to legal or contractual restrictions on resale. At March 31, 2013, the value of these securities amounted to $2,161,512 or 0.35% of net assets.
(c)	Security is deemed illiquid. At March 31, 2013, the value of these securities amounted to $2,914,606 or 0.47% of net assets.
(d)	Payment-in-kind security.
(e)	Floating rate security. Rate shown is the rate in effect at March 31, 2013.
(f)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At March 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$140,031,140
Gross unrealized depreciation	(38,064,309)
Net unrealized appreciation	$101,966,831

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies

USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$2,181	$2.42
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	2,596,592	0.80
Catalyst Paper Corporation FRN 13.00% due 09/13/16	08/31/12	341,998	1.04

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT MARCH 31, 2013	UNREALIZED APPRECIATION AT MARCH 31, 2013	UNREALIZED DEPRECIATION AT MARCH 31, 2013
04/17/13	3,209,000	Euro	$4,144,520	$4,113,834	$30,686	$—
06/19/13	5,689,000	Euro	7,388,222	7,296,488	91,734	—
07/17/13	6,759,000	Euro	8,835,432	8,670,844	164,588	—
08/21/13	9,144,000	Euro	11,859,533	11,727,780	131,753	—
09/18/13	2,737,000	Euro	3,579,038	3,513,134	65,904	—
04/17/13	603,942,000	Japanese Yen	7,732,685	6,416,326	1,316,359	—
06/19/13	1,240,549,000	Japanese Yen	14,920,829	13,185,575	1,735,254	—
07/17/13	1,599,884,000	Japanese Yen	18,244,875	17,008,951	1,235,924	—
08/21/13	2,307,457,000	Japanese Yen	26,445,723	24,530,852	1,914,871	—
09/18/13	1,747,957,000	Japanese Yen	18,254,472	18,594,296	—	(339,824)
			$121,405,329	$115,058,080	$6,687,073	$(339,824)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT MARCH 31, 2013	UNREALIZED APPRECIATION AT MARCH 31, 2013	UNREALIZED DEPRECIATION AT MARCH 31, 2013
07/17/13	822,134,000	Japanese Yen	$9,047,315	$8,740,407	$—	$(306,908)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	10.07%
Consumer Staples	8.69
Energy	4.72
Financials	10.26
Health Care	7.53
Industrials	15.35
Information Technology	5.91
Materials	11.35
Telecommunication Services	1.80
Utilities	0.70
Total International Common Stocks	76.38
International Preferred Stock
Information Technology	0.24
Total International Preferred Stock	0.24
Commodity	5.29
International Corporate Bonds
Materials	0.31
Total International Corporate Bonds	0.31
Commercial Paper
International Commercial Paper	2.84

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

U.S. Commercial Paper	13.90%
Total Commercial Paper	16.74
Total Investments	98.96%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2013

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non—U.S. corporations.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Fund.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts.

Effective March 1, 2013, the Fund changed to 4:00 p.m. E.S.T. foreign exchange rates to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Valuation Panel (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Fund’s valuation policies.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of March 31, 2013:

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$471,262,911	$2,503,899	$—	$473,766,810
International Preferred Stock	1,520,521	—	—	1,520,521
Commodity *	32,804,880	—	—	32,804,880
International Corporate Bonds	—	1,901,316	—	1,901,316
International Commercial Paper	—	17,612,673	—	17,612,673
U.S. Commercial Paper	—	86,192,664	—	86,192,664
Foreign Currency Contracts **	—	6,687,073	—	6,687,073
Total	$505,588,312	$114,897,625	$—	$620,485,937

Liabilities:
Foreign Currency Contracts **	$—	$646,732	$—	$646,732
Total	$—	$646,732	$—	$646,732

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stocks and an international preferred stock valued at $412,769,291 and $2,219,419 respectively, were transferred from Level 2 to Level 1 during the three-month period ended March 31, 2013. At December 31, 2012, these securities were valued based on fair value adjustment factors; at March 31, 2013, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the three-month period ended March 31, 2013.

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchanged contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At March 31, 2013, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

			GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$6,687,073	$646,732	$6,570,941	$803,499

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: May 20, 2013

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: May 20, 2013